Transfers of Receivables - Exposure Based on Fair Value of Derivative Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Securitization Transactions [Line Items]
Fair Value of Derivative Assets	$ 909	$ 924
Fair Value of Derivative Liabilities	166	243
Securitization Transactions [Member]
Securitization Transactions [Line Items]
Fair Value of Derivative Assets	57	116
Fair Value of Derivative Liabilities	27	48
Related to Variable Interest Entity - Not VIE [Member] | Securitization Transactions [Member]
Securitization Transactions [Line Items]
Fair Value of Derivative Assets	11	19
Fair Value of Derivative Liabilities	21	29
Other, Not Variable Interest Entity Related [Member] | Securitization Transactions [Member]
Securitization Transactions [Line Items]
Fair Value of Derivative Assets	21	12
Fair Value of Derivative Liabilities	1	0
Variable Interest Entity, Primary Beneficiary [Member]
Securitization Transactions [Line Items]
Fair Value of Derivative Assets	25	85
Fair Value of Derivative Liabilities	5	19
Variable Interest Entity, Primary Beneficiary [Member] | Securitization Transactions [Member]
Securitization Transactions [Line Items]
Fair Value of Derivative Assets	25	85
Fair Value of Derivative Liabilities	$ 5	$ 19